17 Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Generation [member] | General Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.26%	6.33%	6.25%
Generation [member] | Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.39%	3.67%	3.56%
Generation [member] | Generators [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.73%	3.38%	3.34%
Generation [member] | Reservoirs, Dams and Aqueducts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.68%	2.50%	2.21%
Generation [member] | Hydraulic Turbines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.93%	2.89%	2.60%
Generation [member] | Gas and Steam Turbines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.00%	2.00%	2.00%
Generation [member] | Water Cooling and Treatment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.00%	4.00%	4.00%
Generation [member] | Gas Conditioner [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.00%	4.00%	4.00%
Generation [member] | Wind Power Plant Unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.94%	5.49%	3.71%
Central Management [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.35%	3.35%	3.35%
Central Management [member] | Machinery and Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.25%	6.25%	6.25%
Central Management [member] | Furniture and Fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.25%	6.25%	6.25%
Central Management [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	14.29%	14.29%	14.29%
Telecommunications [member] | Infrastructure Last Mile [member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	17.00%	17.00%	3.00%
Telecommunications [member] | Infrastructure Last Mile [member] | Top Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	25.00%	25.00%	17.00%
Telecommunications [member] | Other Infrastructure Equipment[member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	7.00%	7.00%	7.00%
Telecommunications [member] | Other Infrastructure Equipment[member] | Top Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	20.00%	20.00%	20.00%
Telecommunications [member] | Infrastructure backbone [member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.00%	3.00%	3.00%
Telecommunications [member] | Infrastructure backbone [member] | Top Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	5.00%	5.00%	5.00%